Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust
CIK	dei_EntityCentralIndexKey	0001324443
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 01, 2012
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
American Independence Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – SMALL CAP GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	105.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets in small cap companies. The portfolio manager considers small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.

The portfolio manager uses a variety of analytical research tools and techniques to identify the stocks of smaller-sized companies that meet his investment criteria. In implementing this strategy, the portfolio manager makes his investment decisions based primarily on the analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the Fund also may consider companies whose stocks demonstrate price strength relative to their peers. These techniques help the portfolio manager buy or hold the stocks of companies he believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;
•	At least 80% of its total assets in such stocks issued by U.S. companies with small market capitalizations (between $100 million and $2.3 billion) at the time of purchase; and
•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Small Cap Stocks. Because small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. In addition, shares of small companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the Russell 2000 Growth Index. The Fund has been in existence since December 9, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of the Fund's benchmark, the Russell 2000 Growth Index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SMALL CAP GROWTH FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	16.31%	4Q 2011
Worst quarter:	(27.40)%	3Q 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
American Independence Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2010
American Independence Small Cap Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[1]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	919
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,745
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,896
2011	rr_AnnualReturn2011	(15.48%)
1 Year	rr_AverageAnnualReturnYear01	(15.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2010
American Independence Small Cap Growth Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2010
American Independence Small Cap Growth Fund | Institutional Class Shares | - Return After Taxes on Distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2010
American Independence Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[1]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	728
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,580
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,443
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,650

[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses to 1.10% and 1.60% of the Fund's average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.